BUSINESS ACQUISITIONS - Acquisitions of subsidiaries under common control (Details) - RUB (₽) ₽ in Millions	1 Months Ended			5 Months Ended
	Sep. 30, 2021	Aug. 31, 2019	Apr. 30, 2019	Aug. 31, 2019
Disclosure of business combinations
Consideration paid net of cash acquired				₽ 2,359
Cash acquired				12
Assets acquired other than cash				1,119
Liabilities assumed				₽ 58
Sistema Capital
Disclosure of business combinations
Consideration paid	₽ 3,500
Consideration paid net of cash acquired	3,474
Cash acquired	26
Assets acquired other than cash	1,185
Liabilities assumed	₽ 90
Percentage of voting equity interests acquired	70.00%
Kinopolis
Disclosure of business combinations
Consideration paid			₽ 2,042
Consideration paid net of cash acquired			2,030
Cash acquired			12
Assets acquired other than cash			1,017
Liabilities assumed			₽ 58
Narodnoje
Disclosure of business combinations
Consideration paid		₽ 329
Consideration paid net of cash acquired		329
Assets acquired other than cash		₽ 102